INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN EQUITY INVESTEES

NOTE 5: INVESTMENTS IN EQUITY INVESTEES

Investments and advances related to equity method investees and Atmus’ ownership percentages were as follows:

	Ownership	December 31,
In millions	Percentage	2023	2022
Shanghai Fleetguard Filter Co. Ltd.	50.0%	$24.9	$23.9
Fleetguard Filters Pvt. Ltd.	49.5%	$58.0	$51.4
Filtrum Fibretechnologies Pvt. Ltd.	49.7%	$1.9	$1.7
Investments and advances related to equity method investees		$84.8	$77.0

Dividends received from Atmus’ unconsolidated equity investees were $19.8 million, $23.1 million and $24.0 million in 2023, 2022 and 2021, respectively.

Equity, royalty and interest income from investees, net of applicable taxes, was as follows:

	Years ended December 31,
In millions	2023	2022	2021
Shanghai Fleetguard Filter Co. Ltd.	$5.9	$5.3	$10.2
Fleetguard Filters Pvt. Ltd.	$21.5	$17.1	$16.4
Filtrum Fibretechnologies Pvt. Ltd.	$0.2	$0.3	$0.2
Atmus share of net income	$27.6	$22.7	$26.8
Royalty and interest income	$6.0	$5.3	$5.6
Equity, royalty and interest income from investees	$33.6	$28.0	$32.4

Atmus’ joint ventures are primarily intended to allow Atmus to increase its market penetration in geographic regions, reduce capital spending, streamline Atmus’ supply chain management and develop technologies. The results and investments in Atmus’ joint ventures in which Atmus has 50 percent or less ownership are included in “Equity, royalty and interest income from investees” and “Investments and advances related to equity method investees” in its Consolidated Statements of Net Income and Consolidated Balance Sheets, respectively.

●	Shanghai Fleetguard Filter Co. Ltd. — Shanghai Fleetguard Filter Co. Ltd. is a limited liability company (Sinoforeign joint venture) incorporated in Shanghai of the People’s Republic of China on April 27, 1994 by Dongfeng Motor Parts and Components Group Co., Ltd. and Cummins (China) Investment Co. with 50% partnership. Shanghai Fleetguard Filter Co. Ltd.’s approved scope of business operations includes the manufacture and sales of various filters and filter spare parts for diesel engines, trucks, buses, mining, excavators and other construction equipment to customers in China and exports to Atmus. Shanghai Fleetguard Filter Co. Ltd. has three manufacturing sites, Shanghai, Wuhan and Shiyan, with Shanghai being the primary location.
●	Fleetguard Filters Pvt. Ltd. — Fleetguard Filters Pvt. Ltd. is a limited company incorporated in 1987 by Perfect Sealing Systems Private Limited (India) and Cummins Filtration Inc. (USA) which set a benchmark by providing premium filtration solutions for both on and off-highway applications from Air, Lube, Fuel, Hydraulic and Water Filtration to Coolants & Chemicals. They focus on supplies to first fit and aftermarket customers in India and exports to Atmus. The Head Office of Fleetguard Filters Pvt. Ltd. is located at Baner, in Pune, Maharashtra, India and has seven manufacturing plants in different states of India — Dharwad in Karnataka, Hosur in Tamil Nadu, Jamshedpur in Jharkhand, Nandur, Wadki and Loni Khalbhor in Maharashtra, and Sitarganj in Uttarakhand.

Equity Investee Financial Summary

Summary financial information for Atmus’ equity investees was as follows:

	Years ended December 31,
In millions	2023	2022	2021
Net sales	435.2	392.5	429.7
Gross margin	170.0	136.3	98.8
Net income	56.2	38.4	53.9
Atmus share of net income	27.6	22.7	26.8
Royalty and interest income	6.0	5.3	5.6
Total equity, royalty and interest income from investees	33.6	28.0	32.4
Current assets	182.5	157.9	186.0
Non-current assets	87.4	82.0	84.1
Current liabilities	(89.1)	(75.9)	(88.0)
Non-current liabilities	(4.7)	(7.3)	(5.3)
Net assets	176.1	156.7	176.8
Atmus share of net assets	85.7	78.9	88.1